Unaudited interim condensed consolidated balance sheets (Parenthetical) - $ / shares	Jun. 30, 2016	Dec. 31, 2015
Shareholders' equity
Share capital, par value (in dollars per share)	$ 0.01	$ 0.01
Share capital, shares authorized	175,000,000	175,000,000
Share capital, shares issued	58,301,641	51,167,228
Treasury stock, shares	3,373,355	3,577,357